Diversification From ESOP Fund	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
DIVERSIFICATION FROM ESOP FUND	DIVERSIFICATION FROM ESOP FUND
A participant may direct that all or any portion of their ESOP Fund account be transferred to other funds in the Plan without restrictions. In 2025, $8.1 million was transferred from the ESOP Fund within the Plan in connection with this program.